SHARE CAPITAL - Range of Exercise Prices of Stock Options (Details) shares in Thousands	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	56,036	58,299	74,615
Weighted average remaining term (years) | year	3.13
Weighted average exercise price, options outstanding (in CAD per share)	$ 36.67	$ 34.22	$ 34.88
Stock options exercisable (in shares) | shares	18,282	20,747
Weighted average exercise price, options exercisable (in CAD per share)	$ 34.25	$ 33.75
$22.90 - $24.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,657
Weighted average remaining term (years) | year	3.03
Weighted average exercise price, options outstanding (in CAD per share)	$ 22.90
Stock options exercisable (in shares) | shares	1,116
Weighted average exercise price, options exercisable (in CAD per share)	$ 22.90
$22.90 - $24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	22.90
$22.90 - $24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 24.99
$25.00 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	8,390
Weighted average remaining term (years) | year	2.34
Weighted average exercise price, options outstanding (in CAD per share)	$ 28.72
Stock options exercisable (in shares) | shares	3,967
Weighted average exercise price, options exercisable (in CAD per share)	$ 28.57
$25.00 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	25.00
$25.00 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	10,047
Weighted average remaining term (years) | year	1.61
Weighted average exercise price, options outstanding (in CAD per share)	$ 33.31
Stock options exercisable (in shares) | shares	5,557
Weighted average exercise price, options exercisable (in CAD per share)	$ 33.49
$30.00 - $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.99
$35.00 - $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	13,523
Weighted average remaining term (years) | year	3.29
Weighted average exercise price, options outstanding (in CAD per share)	$ 37.21
Stock options exercisable (in shares) | shares	4,190
Weighted average exercise price, options exercisable (in CAD per share)	$ 35.88
$35.00 - $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 - $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	19,417
Weighted average remaining term (years) | year	4.15
Weighted average exercise price, options outstanding (in CAD per share)	$ 43.60
Stock options exercisable (in shares) | shares	3,118
Weighted average exercise price, options exercisable (in CAD per share)	$ 43.55
$40.00 - $44.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $46.74
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	1,002
Weighted average remaining term (years) | year	3.63
Weighted average exercise price, options outstanding (in CAD per share)	$ 45.61
Stock options exercisable (in shares) | shares	334
Weighted average exercise price, options exercisable (in CAD per share)	$ 45.09
$45.00 - $46.74 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $46.74 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 46.74